Other Provisions - Retirement Benefit Obligation - Disclosure of Unfunded Obligations (Details) - ZAR (R) R in Millions	12 Months Ended
	Jun. 30, 2023	Jun. 30, 2022	Jun. 30, 2021
Disclosure of defined benefit plans [line items]
Retirement benefit obligation	R 264	R 251	R 247
Present value of defined benefit obligation
Disclosure of defined benefit plans [line items]
Retirement benefit obligation	264	251
Contributions paid	(14)	(13)
Other expenses included in staff costs/current service cost	3	4
Finance costs	30	27
Decrease (increase) in net defined benefit liability (asset) resulting from actuarial gains (losses) arising from changes in financial assumptions	(6)	(14)
Current employees
Disclosure of defined benefit plans [line items]
Retirement benefit obligation	100	99
Retired employees
Disclosure of defined benefit plans [line items]
Retirement benefit obligation	R 164	R 152